Condensed Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2015
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Condensed Consolidating Balance Sheets

The following condensed consolidating financial information presents our financial information on a unconsolidated stand-alone basis and our combined guarantor and combined non-guarantor subsidiaries as of and for the periods indicated. Such financial information may not necessarily be indicative of our results of operations, cash flows or financial position had these subsidiaries operated as independent entities.

	As of December 31, 2015
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(In thousands)
ASSETS
Current assets:
Cash and cash equivalents	$2,986	$—	$—	$(2,986)	$—
Accounts receivable - trade	7,850	48,372	—	(3,530)	52,692
Accounts receivable - affiliates	9,525	—	—	(9,525)	—
Short-term derivative instruments	227,991	—	—	—	227,991
Other financial assets	46,106	—	—	—	46,106
Prepaid expenses and other current assets	2,318	1,056	—	—	3,374
Assets of discontinued operations	—	3,779	340,186	1,576	345,541
Total current assets	296,776	53,207	340,186	(14,465)	675,704
Property and equipment, net	15,825	1,728,622	—	—	1,744,447
Long-term derivative instruments	91,292	—	—	—	91,292
Investments in subsidiaries	1,482,847	—	—	(1,482,847)	—
Other long-term assets	4,976	—	—	—	4,976
Assets of discontinued operations	—	614	2,565,816	—	2,566,430
Total assets	$1,891,716	$1,782,443	$2,906,002	$(1,497,312)	$5,082,849

LIABILITIES AND EQUITY
Current Liabilities:
Accounts payable and accrued liabilities	$26,796	$66,133	$—	$1,004	$93,933
Accounts payable - affiliates	—	17,339	—	(12,323)	5,016
Revenues payable	80	33,946	—	—	34,026
Liabilities of discontinued operations	—	1,517	93,408	(3,146)	91,779
Total current liabilities	26,876	118,935	93,408	(14,465)	224,754
Long-term debt	1,012,064	—	—	—	1,012,064
Asset retirement obligations	—	10,079	—	—	10,079
Deferred tax liabilities	22,754	170,979	—	—	193,733
Other long-term liabilities	7,195	—	—	—	7,195
Liabilities of discontinued operations	—	—	2,167,103	—	2,167,103
Total liabilities	1,068,889	299,993	2,260,511	(14,465)	3,614,928
Equity:
Equity	822,827	1,482,450	645,491	(2,127,941)	822,827
Noncontrolling interest	—	—	—	645,094	645,094
Total equity	822,827	1,482,450	645,491	(1,482,847)	1,467,921
Total liabilities & equity	$1,891,716	$1,782,443	$2,906,002	$(1,497,312)	$5,082,849

	As of December 31, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(In thousands)
ASSETS
Current assets:
Cash and cash equivalents	$2,241	$1,123	$—	$—	$3,364
Accounts receivable- trade	5,995	29,804	—	(2,721)	33,078
Accounts receivable - affiliates	10,047	—	—	(10,047)	—
Short-term derivative instruments	131,471	—	—	—	131,471
Prepaid expenses and other current assets	4,178	7,166	—	—	11,344
Assets of discontinued operations	—	18,614	303,961	(1,039)	321,536
Total current assets	153,932	56,707	303,961	(13,807)	500,793
Property and equipment, net	16,601	1,050,043	—	—	1,066,644
Long-term derivative instruments	123,567	—	—	—	123,567
Investments in subsidiaries	1,139,792	—	—	(1,139,792)	—
Other long-term assets	3,324	260	—	2	3,586
Assets of discontinued operations	—	679	2,864,559	(2)	2,865,236
Total assets	$1,437,216	$1,107,689	$3,168,520	$(1,153,599)	$4,559,826

LIABILITIES AND EQUITY
Current Liabilities:
Accounts payable and accrued expenses	$6,245	$49,075	$—	$(3,125)	$52,195
Accounts payable - affiliates	—	160	—	—	160
Revenues payable	—	21,807	—	—	21,807
Liabilities of discontinued operations	—	16,384	152,985	(9,423)	159,946
Total current liabilities	6,245	87,426	152,985	(12,548)	234,108
Long-term debt	770,545	—	—	—	770,545
Asset retirement obligations	—	9,829	—	—	9,829
Deferred tax liabilities	69,431	45,122	—	46	114,599
Other long-term liabilities	8,585	—	—	—	8,585
Liabilities of discontinued operations	—	1	1,719,241	(46)	1,719,196
Total liabilities	854,806	142,378	1,872,226	(12,548)	2,856,862
Equity:
Equity	582,410	965,311	1,290,734	(2,256,045)	582,410
Noncontrolling interest	—	—	5,560	1,114,994	1,120,554
Total equity	582,410	965,311	1,296,294	(1,141,051)	1,702,964
Total liabilities & equity	$1,437,216	$1,107,689	$3,168,520	$(1,153,599)	$4,559,826

Condensed Consolidating Statements of Operations

	December 31, 2015
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(In thousands)
Revenues:
Oil & natural gas sales	$—	$374,042	$—	$—	$374,042
Total revenues	—	374,042	—	—	374,042

Costs and expenses:
Lease operating	—	24,904	—	(1)	24,903
Gathering, processing and transportation	—	72,555	—	(1)	72,554
Gathering, processing, and transportation - affiliate	—	25,403	—	—	25,403
Exploration	—	8,969	—	—	8,969
Taxes other than income	3,833	11,063	—	—	14,896
Depreciation, depletion and amortization	4,191	184,551	—	—	188,742
Incentive unit compensation expense	35,142	—	—	—	35,142
General and administrative	43,624	2,664	—	—	46,288
Accretion of asset retirement obligations	—	418	—	(1)	417
(Gain) loss on commodity derivatives	(281,250)	—	—	1	(281,249)
(Gain) loss on sale of properties	—	(47)	—	—	(47)
Total costs and expenses	(194,460)	330,480	—	(2)	136,018
Operating income (loss)	194,460	43,562	—	2	238,024

Other income (expense):
Interest expense, net	(39,308)	(88)	—	—	(39,396)
Equity earnings from subsidiaries	16,434	—	—	(16,434)	—
Other, net	(100)	(922)	—	—	(1,022)
Total other income (expense)	(22,974)	(1,010)	—	(16,434)	(40,418)
Income before income taxes	171,486	42,552	—	(16,432)	197,606
Income tax benefit (expense)	(75,838)	(24,167)	—	—	(100,005)
Net income (loss) from continuing operations	95,648	18,385	—	(16,432)	97,601
Discontinued Operations
Income (loss) before income taxes	—	—	(397,664)	(2)	(397,666)
Income tax benefit (expense)	—	—	2,175	—	2,175
Net income (loss) from discontinued operations	—	—	(395,489)	(2)	(395,491)
Net income (loss)	95,648	18,385	(395,489)	(16,434)	(297,890)
Net income (loss) attributable to noncontrolling interest	—	—	386	(393,924)	(393,538)
Net income (loss) attributable to Memorial Resource Development Corp.	$95,648	$18,385	$(395,875)	$377,490	$95,648

	December 31, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(In thousands)
Revenues:
Oil & natural gas sales	$—	$409,070	$—	$—	$409,070
Other income	5	7	—	—	12
Total revenues	5	409,077	—	—	409,082

Costs and expenses:
Lease operating	—	17,570	—	—	17,570
Gathering, processing and transportation	—	45,956	—	—	45,956
Exploration	—	13,853	—	—	13,853
Taxes other than income	—	12,610	—	—	12,610
Depreciation, depletion and amortization	1,133	127,105	—	—	128,238
Impairment of proved oil and natural gas properties	—	24,576	—	—	24,576
Incentive unit compensation expense	111,866	831,060	1,023	—	943,949
General and administrative	13,232	25,277	16	24	38,549
Accretion of asset retirement obligations	—	533	—	—	533
(Gain) loss on commodity derivatives	(277,129)	19,395	—	—	(257,734)
(Gain) loss on sale of properties	—	3,167	(110)	—	3,057
Other, net	—	—	—	(1)	(1)
Total costs and expenses	(150,898)	1,121,102	929	23	971,156
Operating income (loss)	150,903	(712,025)	(929)	(23)	(562,074)

Other income (expense):
Interest expense, net	(19,532)	(30,751)	—	—	(50,283)
Loss on extinguishment of debt	(23,562)	(13,686)	—	—	(37,248)
Equity earnings from subsidiaries	(809,017)	—	—	809,017	—
Other, net	—	319	—	1	320
Total other income (expense)	(852,111)	(44,118)	—	809,018	(87,211)
Income before income taxes	(701,208)	(756,143)	(929)	808,995	(649,285)
Income tax benefit (expense)	(83,373)	(19,028)	—	9	(102,392)
Net income (loss)	(784,581)	(775,171)	(929)	809,004	(751,677)
Discontinued Operations
Income (loss) before income taxes	—	—	114,171	22	114,193
Income tax benefit (expense)	—	—	1,430	(9)	1,421
Net income (loss) from discontinued operations	—	—	115,601	13	115,614
Net income (loss)	(784,581)	(775,171)	114,672	809,017	(636,063)
Net income (loss) attributable to noncontrolling interest	—	—	32	126,756	126,788
Net income (loss) attributable to Memorial Resource Development Corp.	$(784,581)	$(775,171)	$114,640	$682,261	$(762,851)

	December 31, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined & Consolidated
	(In thousands)
Revenues:
Oil & natural gas sales	$—	$202,423	$17,129	$—	$219,552
Total revenues	—	202,423	17,129	—	219,552

Costs and expenses:
Lease operating	—	14,710	2,605	(108)	17,207
Gathering, processing and transportation	—	17,666	—	—	17,666
Exploration	—	1,034	—	—	1,034
Taxes other than income	—	7,869	830	—	8,699
Depreciation, depletion and amortization	—	61,990	8,913	—	70,903
Impairment of proved oil and natural gas properties	—	128	2,400	—	2,528
Incentive unit compensation expense	—	14,353	20,644	—	34,997
General and administrative	—	31,674	3,616	124	35,414
Accretion of asset retirement obligations	—	516	77	—	593
(Gain) loss on commodity derivatives	—	(3,179)	18	—	(3,161)
(Gain) loss on sale of properties	—	6,776	(89,549)	—	(82,773)
Other, net	—	—	2	—	2
Total costs and expenses	—	153,537	(50,444)	16	103,109
Operating income (loss)	—	48,886	67,573	(16)	116,443

Other income (expense):
Interest expense, net	—	(24,895)	(53)	—	(24,948)
Equity earnings from subsidiaries	—	71,222	—	(71,222)	—
Other, net	—	141	2	—	143
Total other income (expense)	—	46,468	(51)	(71,222)	(24,805)
Income before income taxes	—	95,354	67,522	(71,238)	91,638
Income tax benefit (expense)	—	(164)	(1,147)	—	(1,311)
Net income (loss)	—	95,190	66,375	(71,238)	90,327
Discontinued Operations
Income (loss) before income taxes	—	—	61,297	16	61,313
Income tax benefit (expense)	—	—	(308)	—	(308)
Net income (loss) from discontinued operations	—	—	60,989	16	61,005
Net income (loss)	—	95,190	127,364	(71,222)	151,332
Net income (loss) attributable to noncontrolling interest	—	—	267	49,563	49,830
Net income (loss) attributable to Memorial Resource Development Corp.	$—	$95,190	$127,097	$(120,785)	$101,502

Condensed Consolidating Statements of Cash Flows

	December 31, 2015
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(In thousands)
Net cash provided by continuing operations	$45,528	$373,155	$—	$(5,941)	$412,742
Net cash provided (used in) by discontinued operations	—	(1,127)	216,750	5,546	221,169
Net cash provided by (used in) operating activities	45,528	372,028	216,750	(395)	633,911

Cash flows from investing activities:
Acquisitions of oil and natural gas properties	—	(291,536)	—	—	(291,536)
Additions to oil and gas properties	—	(594,901)	—	—	(594,901)
Additions to other property and equipment	(3,401)	(452)	—	—	(3,853)
Additions to restricted investments	—	—	—	—	—
Other financial hybrid instruments	(46,106)	—	—	—	(46,106)
Investments in subsidiaries	(499,336)	—	—	499,336	—
Distributions from subsidiaries	78,648	—	—	(78,648)	—
Proceeds from the sale of oil and gas properties	—	13,612	—	—	13,612
Net cash used in continuing operations	(470,195)	(873,277)	—	420,688	(922,784)
Net cash used in discontinued operations	—	63	(337,568)	—	(337,505)
Net cash used in investing activities	(470,195)	(873,214)	(337,568)	420,688	(1,260,289)

Cash flows from financing activities:
Advances on revolving credit facility	798,000	—	—	—	798,000
Payments on revolving credit facility	(558,000)	—	—	—	(558,000)
Deferred finance costs	(1,498)	—	—	—	(1,498)
Proceeds from MRD equity offering	242,880	—	—	—	242,880
Costs incurred in conjunction with MRD equity offering	(4,773)	—	—	—	(4,773)
Capital contributions	—	497,424	—	(497,424)	—
Repurchases of equity	(51,197)	—	—	—	(51,197)
Net cash used in continuing operations	425,412	497,424	—	(497,424)	425,412
Net cash used in discontinued operations	—	—	120,447	76,736	197,183
Net cash provided by financing activities	425,412	497,424	120,447	(420,688)	622,595
Net change in cash and cash equivalents	745	(3,762)	(371)	(395)	(3,783)
Add: cash balance included in assets of discontinued operations at beginning of period	—	2,639	970	(1,015)	2,594
Less: cash balance included in assets of discontinued operations at end of period	—	—	599	1,576	2,175
Cash and cash equivalents, beginning of period	2,241	1,123	—	—	3,364
Cash and cash equivalents, end of period	$2,986	$—	$—	$(2,986)	$—

	December 31, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined & Consolidated
	(In thousands)
Net cash provided by (used in) continuing operations	$(72,612)	$299,206	$(2,879)	$1,975	$225,690
Net cash provided by (used in) discontinued operations	—	(1,716)	254,272	(1,975)	250,581
Net cash provided by (used in) operating activities	(72,612)	297,490	251,393	—	476,271

Cash flows from investing activities:
Acquisitions of oil and natural gas properties	—	(93,909)	—	—	(93,909)
Additions to oil and gas properties	—	(376,123)	—	1	(376,122)
Additions to other property and equipment	(15,980)	(851)	—	—	(16,831)
Investments in subsidiaries	(696,489)	—	—	696,489	—
Distributions from subsidiaries	15,140	74,424	—	(89,564)	—
Change in restricted cash	—	49,946	—	—	49,946
Deposits for property acquisitions	—	(215)	—	—	(215)
Proceeds from the sale of oil and gas properties	—	—	6,700	—	6,700
Other	—	—	(300)	(1)	(301)
Net cash used in continuing operations	(697,329)	(346,728)	6,400	606,925	(430,732)
Net cash used in discontinued operations	—	(138)	(1,386,109)	—	(1,386,247)
Net cash used in investing activities	(697,329)	(346,866)	(1,379,709)	606,925	(1,816,979)

Cash flows from financing activities:
Advances on revolving credit facility	1,174,000	126,800	—	—	1,300,800
Payments on revolving credit facility	(991,000)	(329,900)	—	—	(1,320,900)
Termination of second lien credit facility	—	(328,282)	—	—	(328,282)
Proceeds from the issuances of senior notes	600,000	—	—	—	600,000
Redemption of senior notes	(351,808)	—	—	—	(351,808)
Deferred finance costs	(18,779)	(61)	—	—	(18,840)
Proceeds from MRD initial public offering	408,500	—	—	—	408,500
Costs incurred in conjunction with initial public offering	(28,373)	—	—	—	(28,373)
MRD equity repurchases	(161)	—	—	—	(161)
Capital contributions	—	686,623	—	(686,623)	—
Contributions from NGP affiliates related to sale of properties	—	—	1,165	—	1,165
Purchase of additional interests in subsidiaries	(3,292)	—	—	—	(3,292)
Distribution to equity owners	—	(15,000)	(2,315)	17,315	—
Distribution to NGP affiliates related to purchase of assets	—	(63,389)	(3,304)	—	(66,693)
Distribution to noncontrolling interests	—	—	—	(376)	(376)
Distributions to MRD Holdco	(17,207)	(39,520)	(3,076)	—	(59,803)
Distribution to NGP affiliates related to sale of assets, net of cash received	—	(32,770)	—	—	(32,770)
Other	302	18	—	—	320
Net cash used in continuing operations	772,182	4,519	(7,530)	(669,684)	99,487
Net cash used in discontinued operations	—	—	1,107,714	61,744	1,169,458
Net cash provided by financing activities	772,182	4,519	1,100,184	(607,940)	1,268,945
Net change in cash and cash equivalents	2,241	(44,857)	(28,132)	(1,015)	(71,763)
Add: cash balance included in assets of discontinued operations at beginning of period	—	4,493	21,698	—	26,191
Less: cash balance included in assets of discontinued operations at end of period	—	2,639	970	(1,015)	2,594
Cash and cash equivalents, beginning of period	—	44,126	7,404	—	51,530
Cash and cash equivalents, end of period	$2,241	$1,123	$—	$—	$3,364

	December 31, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined & Consolidated
	(In thousands)
Net cash provided by (used in) continuing operations	$—	$92,997	$(17,702)	$13,177	$88,472
Net cash provided by (used in) discontinued operations	—	867	201,661	(13,177)	189,351
Net cash provided by (used in) operating activities	—	93,864	183,959	—	277,823

Cash flows from investing activities:
Acquisitions of oil and natural gas properties	—	(67,098)	—	—	(67,098)
Additions to oil and gas properties	—	(164,850)	(20,344)	—	(185,194)
Additions to other property and equipment	—	(2,307)	—	—	(2,307)
Investment in subsidiaries	—	(93,433)	—	93,433	—
Distribution from subsidiaries	—	273,694	—	(273,694)	—
Change in restricted cash	—	(49,347)	—	—	(49,347)
Proceeds from the sale of oil and gas properties	—	33,152	118,035		151,187
Net cash used in continuing operations	—	(70,189)	97,691	(180,261)	(152,759)
Net cash used in discontinued operations	—	(125)	(214,559)	—	(214,684)
Net cash used in investing activities	—	(70,314)	(116,868)	(180,261)	(367,443)

Cash flows from financing activities:
Advances on revolving credit facilities	—	174,400	—	—	174,400
Payments on revolving credit facilities	—	(200,500)	—	—	(200,500)
Proceeds from the issuances of senior notes	—	343,000	—	—	343,000
Borrowings under second lien credit facility	—	325,000	—	—	325,000
Deferred financing costs	—	(20,250)	—	(1)	(20,251)
Proceeds from changes in ownership interests in MEMP	—	135,012	—	—	135,012
Purchase of additional interests in subsidiaries	—	(15,135)	—	—	(15,135)
Distributions to the Funds	—	(732,362)	—	—	(732,362)
Distribution to equity owners	—	—	(74,787)	74,787	—
Distributions to noncontrolling interests	—	—	—	(7,446)	(7,446)
Distributions made by previous owners	—	(2,590)	—	—	(2,590)
Other	—	(129)	—	200	71
Net cash used in continuing operations	—	6,446	(74,787)	67,540	(801)
Net cash used in discontinued operations	—	—	6,030	112,721	118,751
Net cash provided by financing activities	—	6,446	(68,757)	180,261	117,950
Net change in cash and cash equivalents	—	29,996	(1,666)	—	28,330
Add: cash balance included in assets of discontinued operations at beginning of period	—	3,751	28,585	—	32,336
Less: cash balance included in assets of discontinued operations at end of period	—	4,493	21,698	—	26,191
Cash and cash equivalents, beginning of period	—	14,872	2,183	—	17,055
Cash and cash equivalents, end of period	$—	$44,126	$7,404	$—	$51,530